Summary of Acquired Identifiable Assets and Liabilities (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Bcb Holding Company [Member]
Purchase price:
Cash	$ 6,300
Total purchase price	6,300
Identifiable assets:
Cash and due from banks	8,307
Investments	23,423
Loans and leases	38,393
Other Real Estate	571
Core deposit intangible	225
Personal and real property	3,670
Deferred tax asset	2,502
Other assets	305
Total assets	77,396
Liabilities and equity:
Deposits	59,321
Borrowed funds	13,104
Other liabilities	326
Total liabilities	72,751
Net assets acquired	4,645
Goodwill resulting from acquisition	1,655
The Mortgage Connection [Member]
Purchase price:
Cash	844
Payable	800
Total purchase price	1,644
Identifiable assets:
Core deposit intangible	100
Personal and real property	44
Total assets	144
Liabilities and equity:
Net assets acquired	144
Goodwill resulting from acquisition	$ 1,500